Investments in subsidiaries, associates and joint ventures - Guarantees provided (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 1,901		$ 1,798
Equity results in income statement				10	$ 87
Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				1,309		1,296
Equity results in income statement		$ 89	$ 52	(7)	68
Dividends received		89	71	89	71
Base Metals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 12
Equity results in income statement			1		3
Base Metals [Member] | Korea Nickel Corp [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement	[1]		1		3
Base Metals [Member] | P T Kolaka Nickel Indonesia [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				20.00%
% Voting capital				20.00%
Investments in associates and joint ventures	[1]			$ 12
All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				580		502
Equity results in income statement		9	8	17	16
Dividends received		16		$ 16	65
Baovale Mineracao S.a [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				50.00%
% Voting capital				50.00%
Baovale Mineracao S.a [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 28		24
Equity results in income statement				$ 1	1
Companhia Coreano Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				50.00%
% Voting capital				50.00%
Companhia Coreano Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 69		80
Equity results in income statement		5	10	9	22
Dividends received		14	10	$ 14	10
Companhia Hispano Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				50.89%
% Voting capital				50.00%
Companhia Hispano Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 42		48
Equity results in income statement		1		4
Dividends received		19	1	$ 19	1
Companhia Italo Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				50.90%
% Voting capital				50.00%
Companhia Italo Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures						62
Equity results in income statement		3	12	$ 7	13
Dividends received		23	19	23	19
Companhia Italo Brasileira De Pelotizacao One [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 58
Companhia Nipo Brasileira De Pelotizacao [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				51.00%
% Voting capital				50.00%
Companhia Nipo Brasileira De Pelotizacao [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 147		145
Equity results in income statement		8	12	15	22
Dividends received		33	41	$ 33	41
Mrs Logistica S.a. [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				48.16%
% Voting capital				47.09%
Mrs Logistica S.a. [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 599		509
Equity results in income statement		41	20	$ 47	30
Samarco Mineracao S.a. [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				50.00%
% Voting capital				50.00%
Vli S.a. [Member] | Iron Solutions [Member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				29.60%
% Voting capital				29.60%
Vli S.a. [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				$ 366		428
Equity results in income statement		31	(2)	$ (90)	(20)
Alianca Geracao de Energia S.A. | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				55.00%
% Voting capital				55.00%
Investments in associates and joint ventures				$ 408		340
Equity results in income statement		9	8	18	16
Dividends received		16		$ 16
Alianca Norte Energia Participacoes S.a. [Member] | Ferrous Minerals [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement					(3)
Alianca Norte Energia Participacoes S.a. [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Ownership interest in joint venture (as a percent)				51.00%
% Voting capital				51.00%
Investments in associates and joint ventures				$ 112		106
Equity results in income statement		(2)	(1)	(3)
California Steel Industries, Inc | All other segments [member]
IfrsStatementLineItems [Line Items]
Dividends received					65
Other [Member] | All other segments [member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				60		56
Equity results in income statement		2	1	2	3
Equity Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				1,901		1,798
Equity results in income statement		98	61	10	87
Dividends received		105	71	105	136
Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Equity results in income statement		(93)	(117)	(60)	68
Equity Results And Other Results In Associates And Joint Ventures [Member]
IfrsStatementLineItems [Line Items]
Investments in associates and joint ventures				1,901		$ 1,798
Equity results in income statement		5	(56)	(50)	155
Dividends received		$ 105	$ 71	$ 105	$ 136

[1]	In September 2022, Vale completed the sale of its 25% stake in Korea Nickel Corp to Posco. for US$16.